Subsequent Events (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 04, 2021	May 05, 2021	May 04, 2021	Apr. 30, 2021	Mar. 31, 2021	Mar. 31, 2021	Aug. 20, 2021	Aug. 06, 2021	Apr. 26, 2021	May 01, 2020
Subsequent Event [Line Items]
Warrants to purchase common stock										1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 1.00
Second Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock										1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 1.50
Second Warrant [Member] | Forecast [Member] | Minimum [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock							100,000
G Kapital As P [Member] | Second Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock									1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1.50
Triton Funds L P [Member]
Subsequent Event [Line Items]
Proceeds from Warrant Exercises		$ 82,500
Subsequent Event [Member] | Second Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock								2,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1.00
Subsequent Event [Member] | Convertible Promissory Note [Member] | Geneva Roth Remark Holdings Inc [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 130,000
Debt interst rate	8.00%
Debt maturity date	Aug. 04, 2022
Debt payment terms	We have the right to prepay the Note at any time during the first 180 days the note is outstanding at the rate of (a) 110% of the unpaid principal amount of the Note plus interest, during the first 30 days the Note is outstanding, (b) 115% of the unpaid principal amount of the Note plus interest between days 31 and 60 after the issuance date of the Note, (c) 120% of the unpaid principal amount of the Note plus interest between days 61 and 150 after the issuance date of the Note, and (d) 125% of the unpaid principal amount of the Note plus interest between days 151 and 180 after the issuance date of the Note. The Note may not be prepaid after the 180th day following the issuance date.
Debt conversion description	Geneva Roth may in its option, at any time beginning 180 days after the date of the Note, convert the outstanding principal and interest on the Note into shares of our common stock at a conversion price per share equal to 65% of the lowest daily volume weighted average price (“VWAP”) of our common stock during the 10 days trading days prior to the date of conversion. We agreed to reserve a number of shares of our common stock equal to 4.5 times the number of shares of common stock which may be issuable upon conversion of the Note at all times.
Debt conversion, converted instrument, rate	4.99%
Subsequent Event [Member] | Triton Funds L P [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			50,000
Proceeds from Warrant Exercises			$ 82,500
Warrant Holder [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock					1,100,000	1,100,000
Number of shares issued					1,000,000	1,000,000
Number of shares issued, value					$ 1,000,000	$ 1,000,000
Number of shares issued for exercise of warrants					100,000	100,000
Number of shares issued for exercise of warrants, value					$ 100,000	$ 100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				400,000
Proceeds from Warrant Exercises				$ 400,000
Warrant Holder [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				400,000
Proceeds from Warrant Exercises				$ 400,000